Long-term Investments - Available-for-Sale Securities (Details) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 19, 2014	Oct. 31, 2011	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015
Available for Sale Securities
Cost Basis			$ 79,972,000	$ 156,384,000	$ 132,243,000
Gross Unrealized Gains			75,140,000	157,378,000	133,257,000
Gross Unrealized Losses			(823,000)	(2,265,000)	(3,036,000)
Fair value			154,289,000	311,497,000	262,464,000
Impairment charge			4,800,000	0	2,600,000
Youku Tudou
Available for Sale Securities
Cost Basis				68,028,000	91,969,000
Gross Unrealized Gains				32,951,000
Gross Unrealized Losses					(3,036,000)
Fair value				100,979,000	88,933,000
Total amount invested				5,200,000	24,500,000
Disposal gain				18,900,000
Alibaba
Available for Sale Securities
Cost Basis			12,248,000	18,997,000	20,000,000
Gross Unrealized Gains			65,757,000	92,982,000	130,777,000
Fair value			78,005,000	111,979,000	150,777,000
Total amount invested		$ 50,000,000
Cost of shares sold	$ 30,000,000		6,700,000
Disposal gain	$ 109,200,000		44,200,000
Jupai
Available for Sale Securities
Cost Basis			23,068,000	17,788,000
Gross Unrealized Gains			8,576,000	14,121,000
Fair value			31,644,000	31,909,000
Total amount invested			5,300,000	10,000,000
Total cost						$ 7,800,000
Others
Available for Sale Securities
Cost Basis			44,656,000	51,571,000	20,274,000
Gross Unrealized Gains			807,000	17,324,000	2,480,000
Gross Unrealized Losses			(823,000)	(2,265,000)
Fair value			$ 44,640,000	$ 66,630,000	$ 22,754,000